Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
NOTE 13.	Commitments and contingencies:

In the normal course of business, the Company has outstanding various commitments and contingent liabilities, such as legal claims, which are not reflected in the consolidated financial statements. Management does not anticipate any material loss as a result of these transactions.

As of December 31, 2012, the Company was obligated under non-cancelable operating leases for bank premises and equipment expiring between June 12, 2013 and November 30, 2017. The total minimum rent commitments due in future periods under these existing agreements is as follows as of December 31, 2012:

(Dollars in thousands)
2013	$417
2014	442
2015	214
2016	202
2017	67

Total minimum lease payments	$1,342

Certain leases contain provisions for escalation of minimum lease payments contingent upon increases in real estate taxes and percentage increases in the consumer price index. The total rental expense amounted to $506 thousand, $472 thousand and $481 thousand for the years ended December 31, 2012, 2011 and 2010, respectively.